RETIREMENT AND POSTRETIREMENT BENEFITS (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
RETIREMENT AND POSTRETIREMENT BENEFITS
Number of registered pension plans	3
Number of supplemental pension plans	4
Increase to pension liabilities due to revised of mortality assumptions	21	58
Presented as follows:
Other long-term liabilities	(584)	(264)
Pension Plans
Change in accrued benefit obligation
Benefit obligation at beginning of year	1,903	1,879
Service cost	108	103	84
Interest cost	93	79	74
Actuarial (gains)/loss	411	(110)
Benefits paid	(75)	(75)
Effect of foreign exchange rate changes	31	19
Other	(1)	8
Benefit obligation at end of year	2,470	1,903	1,879
Change in plan assets
Fair value of plan assets at beginning of year	1,799	1,500
Actual return on plan assets	179	200
Employer's contributions	138	155
Benefits paid	(75)	(75)
Effect of foreign exchange rate changes	22	13
Other	(1)	6
Fair value of plan assets at end of year	2,062	1,799	1,500
Underfunded status at end of year	(408)	(104)
Presented as follows:
Deferred amounts and other assets	5	6
Other long-term liabilities	(413)	(110)
Amount recognized in balance sheet	(408)	(104)
Weighted average assumptions made in the measurement of the projected benefit obligations
Discount rate (as a percent)	4.00%	5.00%	4.20%
Average rate of salary increases (as a percent)	4.00%	3.70%	3.70%
Other Postretirement Plans
Change in accrued benefit obligation
Benefit obligation at beginning of year	240	261
Service cost	8	9	8
Interest cost	12	11	10
Employees' contributions	1	1
Actuarial (gains)/loss	16	(40)
Benefits paid	(9)	(7)
Effect of foreign exchange rate changes	8	6
Other		(1)
Benefit obligation at end of year	276	240	261
Change in plan assets
Fair value of plan assets at beginning of year	81	62
Actual return on plan assets	7	8
Employer's contributions	11	12
Employees' contributions	1	1
Benefits paid	(9)	(7)
Effect of foreign exchange rate changes	8	5
Fair value of plan assets at end of year	99	81	62
Underfunded status at end of year	(177)	(159)
Presented as follows:
Accounts payable and other	(6)	(5)
Other long-term liabilities	(171)	(154)
Amount recognized in balance sheet	(177)	(159)
Weighted average assumptions made in the measurement of the projected benefit obligations
Discount rate (as a percent)	3.90%	4.90%	4.00%
United States Plan
Presented as follows:
Deferred amounts and other assets	32	27